Note 5 Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Basic and diluted earnings per share [Line Items]
Profit (loss), attributable to owners of parent		€ 10,511	€ 10,054	[1]	€ 8,019	[1]
Adjustment additional Tier 1 securities	[2]	(397)	(388)		(345)
Profit adjusted		10,114	9,666		7,675
Of which profit loss from continued operations net of remuneration of additional Tier 1 capital instruments		10,114	9,666		7,675
Of which profit from discontinued operations net of non-controlling interest		€ 0	€ 0		€ 0
Weighted average number of shares outstanding	[3]	5,762	5,793		5,988
Average treasury shares	[3]	(9)	(10)		(5)
Share buyback program	[3]	(5)	(13)		(28)
Adjusted number of shares basic earnings per share C	[3]	5,748	5,769		5,954
Adjusted number of shares diluted earnings per share D	[3]	5,748	5,769		5,954
Basic earnings (loss) per share	[3]	€ 1.76	€ 1.68		€ 1.29
Basic earnings (loss) per share from continuing operations	[3]	1.76	1.68		1.29
Diluted earnings (loss) per share from continuing operations	[3]	1.76	1.68		1.29
Basic earnings (loss) per share from discontinued operations	[3]	0	0		0
Diluted earnings (loss) per share from discontinued operations	[3]	€ 0	€ 0		€ 0

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4). (2
[3]	(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs (see Note 4).